Other Assets	6 Months Ended
Jun. 30, 2019
Other Assets [Abstract]
Other Assets
Other Assets
As at June 30, 2019 (Successor) and December 31, 2018 (Successor), we had the following other asset balances.

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Favorable drilling and management service contracts	97	186
Taxes receivable	55	50
Prepaid expenses	29	32
Right of use asset	20	—
Reimbursable amounts due from customers	27	10
Deferred contract costs	19	15
Derivative asset - interest rate cap	7	39
Insurance receivable (1)	23	1
Other	22	25
Total other assets	299	358
(1) In January 2019, there was a loss incident on the Sevan Louisiana related to a malfunction of its subsea equipment. As of June 30, 2019, we have incurred $17 million of costs to repair the equipment, of which $16 million will be recoverable under our physical damage insurance. This is presented within "Insurance receivable" in the table above and within "Other assets" in our Consolidated Balance Sheet as at June 30, 2019.

Other assets were presented in our Consolidated Balance Sheet as follows:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Other current assets	253	322
Other non-current assets	46	36
Total other assets	299	358